Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2020
Description of Organization and Business Operations
Description of Organization and Business Operations

Note 1—Description of Organization and Business Operations

Bespoke Capital Acquisition Corp. (the “Corporation”) was incorporated on July 8, 2019 under the Business Corporations Act (British Columbia), and is domiciled in Canada. The Corporation is a special purpose acquisition corporation which was formed for the purpose of effecting an acquisition of one or more businesses or assets, by way of a merger, amalgamation, arrangement, share exchange, asset acquisition, share purchase, reorganization, or any other similar business combination (a “Business Combination”). The Corporation intends to identify and execute on a Business Combination to acquire several complementary companies as part of its Business Combination to form a leading vertically integrated international company, within a specified 18 month period, from August 15, 2019 (the “Closing Date”) (or 21 months from the Closing Date if the Corporation has executed a definitive agreement for a Business Combination within 18 months from the Closing Date but has not completed a Business Combination within such 18‑month period) (the “Permitted Timeline”) (also see Note 10). The Corporation intends to focus its target business search in the cannabis industry; however, the Corporation is not limited to a particular industry or geographic region for the purposes of completing a Business Combination.

As of December 31, 2020, the Corporation had not commenced operations. All activity for the period from July 8, 2019 (inception) through December 31, 2020 relates to the Corporation’s formation, its initial public offering described below, and the pursuit of a Business Combination. The Corporation will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Corporation generates non-operating income in the form of interest income on cash and restricted investments from the proceeds derived from its initial public offering.

The Corporation’s sponsor is Bespoke Sponsor Capital LP (the “Sponsor”). The Sponsor is indirectly controlled by Bespoke Capital Partners, LLC, a private equity firm founded by certain of the Corporation’s directors.

On August 15, 2019, the Corporation completed its initial public offering (the “Offering”) of 35,000,000 Class A Restricted Voting Units at $10.00 per Class A Restricted Voting Unit (Note 3). Each Class A Restricted Voting Unit is comprised of a Class A Restricted Voting Share (a “Class A Restricted Voting Share”) and one-half of a share purchase warrant (a “Warrant”). Each whole Warrant entitles the holder to purchase one Class A Restricted Voting Share for a purchase price of $11.50, commencing sixty-five (65) days after the completion of a Business Combination and will expire on the day that is five years after the Closing Date of a Business Combination or earlier.

Transaction costs totaled $20,377,039, consisting of $19,800,000 of underwriting fees (of which $13,500,000 was deferred), legal, accounting, and other professional fees totaling $331,492, and reimbursed expenditures incurred by the Sponsor totaling $245,547. Deferred underwriting fees includes $11,700,000 which is due upon the closing of a Business Combination, and $1,800,000 which is due subsequent to the closing of a Business Combination, at the Corporation’s discretion.

Concurrent with the Closing Date, the Corporation issued 12,000,000 Warrants (the “Founder’s Warrants”) to the Sponsor at an offering price of $1.00 per Founder’s Warrants for aggregate proceeds of $12,000,000.

Following the closing of the Offering, an amount of $350,000,000 from the proceeds of the sale of the Class A Restricted Voting Units in the Offering was placed in trust with TSX Trust Corporation, as “Escrow Agent”, in an escrow account (the “Escrow Account” and “Trust Account”) at a Canadian chartered bank, in accordance with the escrow agreement.

Note 1—Description of Organization and Business Operations (Continued)

The proceeds may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Corporation meeting the conditions of Rule 2a‑7 of the Investment Company Act, as determined by the Corporation.

The Class A Restricted Voting Units commenced trading on August 15, 2019 on the Toronto Stock Exchange (the “Exchange”) under the symbol “BC.V”. and separated into Class A Restricted Voting Shares and the Warrants on September 24th, 2019, under the symbols “BC.U” and “BC.WT.U”, respectively. The Class B Shares (as defined below) will not be registered prior to a Business Combination. Prior to any Business Combination, the Class A Restricted Voting Shares may only be redeemed upon certain events. Class A Restricted Voting Shares are redeemable for a pro-rata portion of the amount then held in the escrow account, net of taxes payable and other prescribed amounts.

On September 13, 2019, the underwriters notified the Corporation of their partial exercise of the over-allotment option (the “Over-Allotment Option”) and purchased an additional 1,000,000 Class A Restricted Voting Units, at a price of $10.00 per unit. As a result of the exercise of the Over-Allotment Option, an aggregate of 36,000,000 Class A Restricted Voting Units were issued. Following the closing of the Over-Allotment Option, an additional $10,000,000 was placed in the Trust Account, resulting in $360,000,000 held in the Trust Account.

The Corporation issued 10,062,500 shares of Class B stock to the Sponsor at a price of $0.0029 per share for aggregate proceeds of $25,000. Upon the partial exercise of the Over-Allotment Option, the Sponsor relinquished 1,062,500 of such shares. At December 31, 2020 and 2019, the Sponsor owns 9,000,000 Class B Shares (also referred to as “Founder’s Shares”) representing a 100% interest in the Class B Shares (approximately 20% of the total Class A Restricted Voting Shares and Class B Shares).

Holders of the Founders Shares and Founders Warrants have no access to the Trust Account prior to or following the Closing Date of a Business Combination in respect of such securities. If the Corporation fails to complete a Business Combination within the Permitted Timeline or seeks an extension to the Permitted Timeline, the Sponsor will be entitled to redeem any Class A Restricted Voting Shares it is holding as a result of any purchases pursuant to or following the Offering.

The escrowed funds will enable the Corporation to: (i) satisfy redemptions made by holders of Class A Restricted Voting Shares (including in the event of a Business Combination or an extension to the Permitted Timeline, or in the event a Business Combination does not occur within the Permitted Timeline); (ii) fund the Business Combination with the net proceeds following payment of any such redemptions and deferred underwriting commission; and/or (iii) pay taxes on amounts earned on the escrowed funds and certain permitted expenses. These escrowed funds may also be used to pay the: (i) the Underwriters the portion of the Deferred Underwriting Commission provided in the Underwriting Agreement in an amount equal to $11,700,000; and (ii) the Discretionary Deferred Portion in an amount equal to $1,800,000, to such person(s) as is designated by the Corporation, all in accordance with the terms of the Underwriting Agreement, upon completion of a Business Combination. The Discretionary Deferred Portion will be payable only at the Corporation’s sole discretion, in whole or in part, and only upon completion of its Business Combination, in accordance with the terms of the Underwriting Agreement.

Note 1—Description of Organization and Business Operations (Continued)

In connection with the Closing Date of a Business Combination within the Permitted Timeline, holders of Class A Restricted Voting Shares will be provided with the opportunity to redeem all or a portion of their Class A Restricted Voting Shares for an amount per share, payable in cash, equal to the pro-rata portion (per Class A Restricted Voting Share) of: (A) the escrowed funds available in the escrow account at the time immediately prior to the redemption deposit deadline, including interest and other amounts earned thereon; less (B) an amount equal to the total of: (i) any applicable taxes payable by the Corporation on such interest and other amounts earned in the escrow account; and (ii) actual and expected expenses directly related to the redemption, each as reasonably determined by the Corporation, subject to certain limitations.

If the Corporation is unable to consummate a Business Combination within the Permitted Timeline the Corporation will be required to redeem each of the outstanding Class A Restricted Voting Shares, for an amount per share, payable in cash, equal to the pro-rata portion (per Class A Restricted Voting Share) of: (A) the escrowed funds available in the escrow account, including any interest and other amounts earned thereon; less (B) an amount equal to the total of: (i) any applicable taxes payable by the Corporation on such interest and other amounts earned in the escrow account; (ii) any taxes of the Corporation arising in connection with the redemption of the Class A Restricted Voting Shares; and (iii) up to a maximum of $50,000 of interest and other amounts earned from the proceeds in the escrow account to pay actual and expected “Winding-Up” expenses and certain other related costs, each as reasonably determined by the Corporation. The Underwriters will have no right to the deferred underwriting commission held in the escrow account in such circumstances.

The Permitted Timeline, however, may be extended to up to 36 months with shareholder approval of only the holders of Class A Restricted Voting Shares, by ordinary resolution, with approval by the Corporation’s board of directors. If such approvals are obtained, holders of Class A Restricted Voting Shares, irrespective of whether such holders voted for or against, or did not vote on, the extension of the Permitted Timeline, would be permitted to deposit all or a portion of their shares for redemption prior to the second business day before the shareholders’ meeting in respect of the extension. Upon the requisite approval of the extension of the Permitted Timeline, and subject to applicable law, the Corporation will be required to redeem such Class A Restricted Voting Shares so deposited at an amount per share, payable in cash, equal to the pro-rata portion (per Class A Restricted Voting Share) of: (A) the escrowed funds available in the escrow account at the time of the meeting in respect of the extension, including any interest and other amounts earned thereon; less (B) an amount equal to the total of: (i) any applicable taxes payable by the Corporation on such interest and other amounts earned in the escrow account; (ii) any taxes of the Corporation arising in connection with the redemption of the Class A Restricted Voting Shares; and (iii) actual and expected expenses directly related to the redemption, each as reasonably determined by the Corporation. Such amount will not be reduced by the deferred underwriting commission per Class A Restricted Voting Share held in the escrow account.

Consummation of a Business Combination will require approval by a majority of the Corporation’s directors, acceptance by the Toronto Stock Exchange and, where required under applicable law, shareholder approval. If the Corporation is unable to consummate a Business Combination within the permitted timeline, the Corporation will be required to redeem each of the outstanding Class A Restricted Voting Shares for an amount per share as outlined above.